STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions - $ / shares						12 Months Ended
	Dec. 31, 2016	Sep. 21, 2016	May 04, 2015	May 01, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Risk-free interest rate	1.50%	0.92%	0.60%	0.60%	0.60%
Employee Awards | Minimum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Exercise price (in Dollars per share)	$ 0.61					$ 0.61	$ 0.60
Stock price (in Dollars per share)						$ 0.63	$ 0.55
Volatility						146.00%	151.00%
Risk-free interest rate						0.70%	0.90%
Expected life (years)						3 years	3 years
Employee Awards | Maximum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Exercise price (in Dollars per share)	3.20					$ 3.20	$ 3.75
Stock price (in Dollars per share)						$ 3.20	$ 3.75
Volatility						153.00%	169.00%
Risk-free interest rate						1.90%	2.50%
Expected life (years)						5 years	10 years
Consulting Awards [Member] | Minimum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Exercise price (in Dollars per share)	0.60					$ 0.60	$ 0.60
Stock price (in Dollars per share)						$ 1.91	$ 0.52
Volatility						146.00%	150.00%
Risk-free interest rate						0.80%	1.10%
Expected life (years)						2 years	2 years
Consulting Awards [Member] | Maximum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Exercise price (in Dollars per share)	$ 1.20					$ 1.20	$ 3.75
Stock price (in Dollars per share)						$ 2.33	$ 0.89
Volatility						163.00%	157.00%
Risk-free interest rate						1.30%	1.30%
Expected life (years)						4 years 292 days	3 years
DB Option Agreement [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Stock price (in Dollars per share)						$ 0.61
Volatility						150.00%
Risk-free interest rate						1.20%
Expected life (years)						5 years
IPG [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Volatility						134.00%
Risk-free interest rate						1.00%
Expected life (years)						3 years
Warrants with Debt | Minimum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Volatility						148.00%	125.00%
Risk-free interest rate						0.80%	0.40%
Expected life (years)						1 year 36 days	1 year 6 months
Warrants with Debt | Maximum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Volatility						158.00%	132.00%
Risk-free interest rate						1.20%	0.50%
Expected life (years)						5 years	1 year 6 months